UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund:    BlackRock Preferred and Equity Advantage Trust (BTZ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Preferred and Equity Advantage Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Shares
Industry	Held	Common Stocks	Value
Aerospace & Defense - 0.8%	5,400	General Dynamics Corp.	$456,084
	11,400	Honeywell International, Inc.	673,398
	7,200	L-3 Communications Holdings, Inc.	797,976
	25,600	Lockheed Martin Corp.	2,762,752
	38,500	Northrop Grumman Corp.	3,055,360
			7,745,570
Air Freight & Logistics - 0.5%	71,900	United Parcel Service, Inc. Class B	5,260,204
Auto Components - 0.1%	23,100	Johnson Controls, Inc.	817,047
Automobiles - 0.3%	101,300	General Motors Corp.	2,867,803
Beverages - 1.0%	30,900	Anheuser-Busch Cos., Inc.	1,437,468
	104,800	The Coca-Cola Co.	6,201,016
	33,700	PepsiCo, Inc.	2,298,003
			9,936,487
Biotechnology - 0.8%	65,400	Amgen, Inc. (d)	3,046,986
	15,500	Biogen Idec, Inc. (d)	944,725
	14,100	Celgene Corp. (d)	791,151
	10,200	Genzyme Corp. (d)	796,926
	43,900	Gilead Sciences, Inc. (d)	2,005,791
			7,585,579
Capital Markets - 1.1%	87,300	American Capital Strategies Ltd.	3,070,341
	23,800	The Goldman Sachs Group, Inc.	4,778,326
	29,300	Lehman Brothers Holdings, Inc.	1,880,181
	18,400	Morgan Stanley	909,512
			10,638,360
Chemicals - 0.7%	6,100	Air Products & Chemicals, Inc.	549,122
	63,400	The Dow Chemical Co.	2,451,044
	62,300	E.I. du Pont de Nemours & Co.	2,814,714
	17,300	PPG Industries, Inc.	1,143,357
			6,958,237
Commercial Banks - 1.7%	26,500	BB&T Corp.	961,420
	27,500	Comerica, Inc.	1,199,550
	13,300	KeyCorp	347,795
	19,500	National City Corp.	346,905
	136,200	Regions Financial Corp.	3,437,688
	151,000	U.S. Bancorp	5,126,450
	64,900	Wachovia Corp.	2,526,557
	80,700	Wells Fargo & Co.	2,744,607
			16,690,972
Commercial Services & Supplies - 0.0%	2,800	Monster Worldwide, Inc. (d)	77,980
Communications Equipment - 1.3%	21,800	Ciena Corp. (d)	591,434
	166,500	Cisco Systems, Inc. (d)	4,079,250
	54,000	Corning, Inc.	1,299,780
	143,800	Motorola, Inc.	1,658,014
	123,900	QUALCOMM, Inc.	5,255,838
			12,884,316
Computers & Peripherals - 1.3%	31,300	Apple Inc. (d)	4,236,768
	82,700	Dell, Inc. (d)	1,657,308
	70,000	EMC Corp. (d)	1,110,900
	46,300	Hewlett-Packard Co.	2,025,625
	22,000	International Business Machines Corp.	2,361,480
	44,700	SanDisk Corp. (d)	1,137,615
	9,200	Sun Microsystems, Inc. (d)	161,000
			12,690,696

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Shares
Industry	Held	Common Stocks	Value
Consumer Finance - 0.1%	9,000	American Express Co.	$443,880
	37,750	Discover Financial Services, Inc.	660,625
			1,104,505
Diversified Financial Services - 4.1%	169,200	Bank of America Corp.	7,504,020
	5,026	CME Group, Inc.	3,110,591
	242,500	Citigroup, Inc.	6,843,350
	103,100	JPMorgan Chase & Co.	4,902,405
	185,000	UltraShort Financials ProShares	17,991,250
			40,351,616
Diversified Telecommunication	199,687	AT&T Inc.	7,685,957
Services - 1.6%	229,800	Citizens Communications Co.	2,635,806
	35,100	Embarq Corp.	1,590,030
	100,100	Verizon Communications, Inc.	3,887,884
			15,799,677
Electric Utilities - 0.6%	13,500	American Electric Power Co., Inc.	578,205
	8,900	Entergy Corp.	962,802
	22,800	Exelon Corp.	1,737,132
	26,000	FPL Group, Inc.	1,676,480
	8,500	FirstEnergy Corp.	605,370
			5,559,989
Electrical Equipment - 0.5%	55,600	Emerson Electric Co.	2,826,704
	34,300	Rockwell Automation, Inc.	1,955,786
			4,782,490
Electronic Equipment & Instruments - 0.1%	32,500	Tyco Electronics Ltd.	1,098,825

Energy Equipment & Services - 1.0%	10,700	Baker Hughes, Inc.	694,751
	44,400	National Oilwell Varco, Inc. (d)	2,674,212
	18,600	Schlumberger Ltd.	1,403,556
	49,918	Smith International, Inc.	2,706,055
	19,363	Transocean, Inc.	2,373,904
			9,852,478
Food & Staples Retailing - 0.8%	49,506	CVS Caremark Corp.	1,934,199
	85,900	Wal-Mart Stores, Inc.	4,370,592
	39,600	Walgreen Co.	1,390,356
	1,000	Whole Foods Market, Inc.	39,440
			7,734,587
Food Products - 0.4%	8,800	ConAgra Foods, Inc.	189,464
	57,046	Kraft Foods, Inc.	1,669,166
	140,100	Sara Lee Corp.	1,969,806
			3,828,436
Health Care Equipment & Supplies - 0.6%	11,900	Baxter International, Inc.	722,806
	24,800	Becton Dickinson & Co.	2,145,944
	36,800	Boston Scientific Corp. (d)	446,384
	32,500	Covidien Ltd.	1,450,475
	14,100	Zimmer Holdings, Inc. (d)	1,103,607
			5,869,216
Health Care Providers & Services - 0.6%	14,800	Aetna, Inc.	788,248
	24,500	Express Scripts, Inc. (d)	1,653,505
	27,000	Medco Health Solutions, Inc. (d)	1,352,160
	47,400	UnitedHealth Group, Inc.	2,409,816
			6,203,729

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Shares
Industry	Held	Common Stocks	Value
Hotels, Restaurants & Leisure - 1.1%	35,900	Carnival Corp.	$1,597,191
	88,300	McDonald's Corp.	4,728,465
	112,800	Starbucks Corp. (d)	2,133,048
	51,600	Starwood Hotels & Resorts Worldwide, Inc.	2,334,900
	1,700	Wendy's International, Inc.	41,514
			10,835,118
Household Durables - 0.3%	5,400	Black & Decker Corp.	391,716
	23,200	Fortune Brands, Inc.	1,622,144
	37,200	Lennar Corp. Class A	766,320
			2,780,180
Household Products - 0.7%	108,500	The Procter & Gamble Co.	7,155,575
IT Services - 0.2%	41,700	Automatic Data Processing, Inc.	1,691,769
	20,700	Cognizant Technology Solutions Corp. (d)	577,530
			2,269,299
Industrial Conglomerates - 1.9%	43,500	3M Co.	3,464,775
	385,200	General Electric Co.	13,639,932
	14,100	Textron, Inc.	790,305
	27,800	Tyco International Ltd.	1,094,208
			18,989,220
Insurance - 1.4%	23,200	The Allstate Corp.	1,143,064
	47,700	American International Group, Inc. (g)	2,631,132
	21,400	Hartford Financial Services Group, Inc.	1,728,478
	45,200	Lincoln National Corp.	2,457,072
	80,500	Marsh & McLennan Cos., Inc.	2,221,800
	60,500	The Progressive Corp.	1,122,880
	56,700	The Travelers Cos., Inc.	2,727,270
			14,031,696
Internet & Catalog Retail - 0.2%	22,700	Amazon.com, Inc. (d)	1,763,790
Internet Software & Services - 0.7%	92,800	eBay, Inc. (d)	2,495,392
	7,270	Google, Inc. Class A (d)	4,102,461
	34,800	Yahoo! Inc. (d)	667,464
			7,265,317
Leisure Equipment & Products - 0.1%	67,400	Eastman Kodak Co.	1,343,282
Life Sciences Tools & Services - 0.1%	16,300	Thermo Fisher Scientific, Inc. (d)	839,287
Machinery - 0.7%	44,800	Caterpillar, Inc.	3,187,072
	38,000	Cummins, Inc.	1,834,640
	17,600	Deere & Co.	1,544,576
			6,566,288
Media - 0.9%	90,500	CBS Corp. Class B	2,279,695
	129,450	Comcast Corp. Class A	2,350,812
	72,700	The DIRECTV Group, Inc. (d)	1,641,566
	41,800	Viacom, Inc. Class B (d)	1,620,168
	29,800	Walt Disney Co.	891,914
			8,784,155
Metals & Mining - 0.5%	32,100	Alcoa, Inc.	1,062,510
	23,300	Allegheny Technologies, Inc.	1,640,320
	27,500	Freeport-McMoRan Copper & Gold, Inc. Class B	2,448,325
			5,151,155
Multi-Utilities - 0.7%	9,100	Ameren Corp.	407,771
	43,800	Consolidated Edison, Inc.	1,908,804
	13,700	Dominion Resources, Inc.	589,100
	43,100	Public Service Enterprise Group, Inc.	4,137,600
			7,043,275

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Shares
Industry	Held	Common Stocks	Value
Multiline Retail - 0.0%	200	Family Dollar Stores, Inc.	$4,206
	7,200	Target Corp.	400,176
			404,382
Oil, Gas & Consumable	31,500	Anadarko Petroleum Corp.	1,845,585
Fuels - 4.0%	11,500	Apache Corp.	1,097,560
	91,700	Chevron Corp.	7,748,650
	55,900	ConocoPhillips	4,489,888
	35,900	Devon Energy Corp.	3,050,782
	23,400	EOG Resources, Inc.	2,047,500
	155,900	Exxon Mobil Corp.	13,469,760
	28,500	Hess Corp.	2,588,655
	700	Marathon Oil Corp.	32,795
	21,200	Valero Energy Corp.	1,254,828
	18,500	XTO Energy, Inc.	960,890
			38,586,893
Paper & Forest Products - 0.3%	70,100	International Paper Co.	2,260,725
	25,200	MeadWestvaco Corp.	705,600
	5,700	Weyerhaeuser Co.	386,004
			3,352,329
Pharmaceuticals - 3.1%	32,100	Abbott Laboratories	1,807,230
	150,600	Bristol-Myers Squibb Co.	3,492,414
	64,900	Eli Lilly & Co.	3,343,648
	120,300	Johnson & Johnson	7,610,178
	105,800	Merck & Co., Inc.	4,896,424
	367,900	Pfizer, Inc. (g)	8,605,181
	15,100	Wyeth	600,980
			30,356,055
Real Estate Investment Trusts (REITs) - 0.3%	9,900	Equity Residential	370,359
	65,700	Plum Creek Timber Co., Inc.	2,742,975
			3,113,334
Semiconductors & Semiconductor Equipment - 1.2%	33,000	Applied Materials, Inc.	591,360
	171,300	Intel Corp.	3,631,560
	55,300	Linear Technology Corp.	1,530,151
	59,300	Microchip Technology, Inc.	1,892,263
	59,800	National Semiconductor Corp.	1,102,114
	86,850	Nvidia Corp. (d)	2,135,642
	32,400	Texas Instruments, Inc.	1,002,132
			11,885,222
Software - 1.5%	52,300	Autodesk, Inc. (d)	2,152,145
	19,000	Electronic Arts, Inc. (d)	900,030
	287,000	Microsoft Corp.	9,356,200
	131,500	Oracle Corp. (d)	2,702,325
			15,110,700
Specialty Retail - 0.2%	84,400	Home Depot, Inc.	2,588,548
Textiles, Apparel & Luxury Goods - 0.1%	19,400	Coach, Inc. (d)	621,770
	7,900	VF Corp.	611,223
			1,232,993
Thrifts & Mortgage Finance - 0.3%	37,400	Fannie Mae	1,266,364
	22,900	Freddie Mac	695,931
	41,700	Washington Mutual, Inc.	830,664
			2,792,959

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Shares
Industry	Held	Common Stocks	Value
Tobacco - 0.9%	90,700	Altria Group, Inc.	$6,876,874
	36,900	Reynolds American, Inc.	2,336,877
	9,500	UST, Inc.	493,620
			9,707,371
		Total Common Stocks
		(Cost - $442,134,790) - 41.4%	410,287,222
		Preferred Securities
	Face
	Amount	Capital Trusts
Capital Markets - 2.8%	$4,650,000	State Street Capital Trust III, 8.25% due 12/29/2049 (c)	4,671,103
	28,305,000	State Street Capital Trust IV, 5.991% due 6/01/2067 (c)	23,311,375
			27,982,478
Commercial Banks - 4.0%	2,375,000	Abbey National Capital Trust I, 8.963%
		due 12/29/2049 (c)	2,806,597
	15,300,000	BB&T Capital Trust IV, 6.82% due 6/12/2077 (c)	14,323,906
	3,500,000	Barclays Bank Plc, 5.926% due 9/29/2049 (c)(e)	3,257,720
	7,200,000	Dresdner Funding Trust I, 8.151% due 6/30/2031 (e)	7,198,337
	7,000,000	HSBC Capital Funding LP/Jersey Channel Islands,
		10.176% due 12/29/2049 (c)(e)	9,014,803
	3,250,000	Huntington Capital III, 6.65% due 5/15/2037 (c)	2,703,077
			39,304,440
Consumer Finance - 0.4%	5,000,000	Capital One Capital III, 7.686% due 8/15/2036	3,784,550
Diversified Financial Services - 1.0%	13,945,000	JPMorgan Chase Capital XXI, 4.065% due 5/15/2077 (c)	10,453,646
Insurance - 4.9%	18,273,000	Aon Corp., 8.205% due 1/01/2027	18,719,044
	17,000,000	Ace Capital Trust II, 9.70% due 4/01/2030	20,789,980
	10,000,000	Mangrove Bay Pass-Through Trust, 6.102%
		due 7/15/2033 (c)(e)	8,649,200
			48,158,224
Thrifts & Mortgage Finance - 0.8%	5,000,000	Astoria Capital Trust I Series B, 9.75% due 11/01/2029	5,285,030
	3,225,000	Webster Capital Trust IV, 7.65% due 6/15/2037 (c)	2,792,334
			8,077,364
		Total Capital Trusts (Cost - $158,838,270) - 13.9%	137,760,702
	Shares
	Held	Preferred Stocks
Commercial Banks - 3.9%	67,200	Royal Bank of Scotland Group Plc Series L, 5.75%	1,491,840
	372,000	Santander Finance Preferred SA Unipersonal, 6.50%	8,300,250
	670,000	Santander Finance Preferred SA Unipersonal, 6.80%	15,619,375
	488,200	Wachovia Corp. Series J, 8%	12,873,834
			38,285,299
Diversified Financial Services - 4.2%	25,000	Bank of America Corp., 6.625%	608,500
	7,000	Bank of America Corp. Series L, 7.25% (a)	7,854,000
	390,000	Citigroup, Inc. Series AA, 8.125%	10,225,800
	225,000	Citigroup, Inc. Series T, 6.50% (a)	12,161,250
	150,000	CoBank ACB, 7%	6,482,250

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Shares
Industry	Held	Preferred Stocks	Value
	200,000	ING Groep NV, 6.125%	$4,718,000
			42,049,800
Electric Utilities - 3.0%	100,000	Alabama Power Co., 6.50%	2,475,000
	40,000	Entergy Louisiana LLC, 6.95%	4,322,360
	785,000	Interstate Power & Light Co. Series B, 8.375%	23,353,750
			30,151,110
Insurance - 8.3%	380,000	ACE Ltd. Series C, 7.80%	9,507,600
	400,000	Aegon NV, 6.50%	9,536,000
	100,000	Arch Capital Group Ltd. Series A, 8%	2,553,130
	160,000	Arch Capital Group Ltd. Series B, 7.875%	4,000,000
	655,000	Aspen Insurance Holdings Ltd., 7.401% (c)	14,901,250
	180,000	Axis Capital Holdings Ltd. Series B, 7.50% (c)	19,220,634
	369,000	Endurance Specialty Holdings Ltd. Series A, 7.75%	9,129,060
	265,600	PartnerRe Ltd. Series C, 6.75%	6,493,920
	285,000	RenaissanceRe Holding Ltd. Series D, 6.60%	6,446,700
			81,788,294
Real Estate Investment Trusts (REITs) - 1.8%	55,000	iStar Financial, Inc. Series I, 7.50%	1,041,150
	13,000	Sovereign Real Estate Investment Corp., 12%	16,770,000
			17,811,150
Thrifts & Mortgage Finance - 2.0%	200,000	Fannie Mae, 8.25%	5,284,000
	65,000	Fannie Mae Series R, 7.625%	1,693,250
	290,000	Freddie Mac Series Z, 8.375%	7,786,500
	50	Roslyn Real Estate Asset Corp. Series D, 8.88% (c)	5,025,000
			19,788,750
Wireless Telecommunication Services - 1.1%	10,000	Centaur Funding Corp., 9.08%	11,015,625
		Total Preferred Stocks
		(Cost - $249,850,490) - 24.3%	240,890,028
	Face
	Amount	Trust Preferreds
Commercial Banks - 1.8%	$5,250,000	Citizens Funding Trust I, 7.50% due 9/15/2066	4,295,140
	14,500,000	KeyCorp Capital IX, 6.75%	12,985,285
			17,280,425
Diversified Telecommunication Services - 0.7%	6,750,000	AT&T Inc., 6.375% due 2/15/2056	6,732,631
Electric Utilities - 0.7%	7,200,000	PPL Energy Supply LLC, 7% due 7/15/2046	7,330,486
Insurance - 0.4%	4,268,275	W.R. Berkley Capital Trust II, 6.75% due 7/26/2045	4,094,395
Media - 1.8%	19,500,000	Comcast Corp., 6.625% due 5/15/2056	18,045,689
Oil, Gas & Consumable Fuels - 0.3%	3,000,000	Nexen, Inc., 7.35% due 11/01/2043	3,007,215
Thrifts & Mortgage Finance - 0.2%	1,777,500	Sovereign Capital Trust V, 7.75% due 5/22/2036	1,648,762
		Total Trust Preferreds (Cost - $62,899,211) - 5.9%	58,139,603
		Total Preferred Securities
		(Cost - $471,587,971) - 44.1%	436,790,333
		Corporate Bonds
Building Products - 0.3%	3,160,000	C8 Capital SPV Ltd., 6.64% due 12/29/2049 (c)(e)	2,857,430
Capital Markets - 1.2%	3,050,000	The Bear Stearns Cos., Inc., 6.40% due 10/02/2017	2,895,356
	7,000,000	Credit Suisse Guernsey Ltd., 5.86% due 5/29/2049 (c)	6,423,424
	1,075,000	Lehman Brothers Holdings, Inc., 6.691%
		due 9/15/2022 (c)	1,033,021
	1,875,000	Lehman Brothers Holdings, Inc., 6.875% due 7/17/2037	1,824,311
			12,176,112

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
Commercial Banks - 25.8%	$20,100,000	BNP Paribas, 7.195% due 6/29/2049 (c)(e)(g)	$19,369,867
	6,685,000	Bank of Ireland Capital Funding II, LP, 5.571%
		due 2/01/2049 (c)(e)	5,798,074
	30,000,000	Bank of Ireland Capital Funding III, LP, 6.107%
		due 8/29/2049 (c)(e)	25,836,690
	11,500,000	Barclays Bank Plc, 6.86% due 9/29/2049 (c)(e)	11,178,575
	20,000,000	Commonwealth Bank of Australia, 6.024%
		due 3/29/2049 (c)(e)	18,706,280
	27,495,000	Credit Agricole SA, 6.637% due 5/29/2049 (c)(e)	25,006,015
	25,000,000	HBOS Plc, 6.657% due 5/01/2049 (c)(e)	20,385,575
	2,500,000	ICICI Bank Ltd., 6.375% due 4/30/2022 (c)(e)	2,109,592
	24,480,000	ICICI Bank Ltd., 7.25% due 8/29/2049 (c)(e)(f)	21,675,816
	5,000,000	Kazkommerts Finance 2 B.V., 9.20% due 11/29/2049 (c)	4,150,000
	12,500,000	Lloyds TSB Group Plc, 6.267% due 11/29/2049 (c)(e)	11,054,225
	21,000,000	Mizuho Capital Investment 1 Ltd., 6.686%
		due 12/31/2049 (c)(e)	18,933,810
	16,825,000	Resona Preferred Global Securities Ltd., 7.191%
		due 12/29/2049 (c)(e)	16,690,501
	3,130,000	Royal Bank of Scotland Group Plc, 7.648%
		due 8/31/2049 (c)	3,250,921
	6,100,000	Royal Bank of Scotland Plc Series MTN, 7.64%
		due 3/31/2049 (c)	6,247,669
	10,000,000	SMFG Preferred Capital USD 1 Ltd., 6.078% due
		1/29/2049 (c)(e)	9,248,800
	7,000,000	Shinsei Finance II (Cayman) Ltd., 7.16%
		due 7/29/2049 (c)(e)	5,615,316
	17,850,000	Societe Generale, 5.922% due 12/31/2049 (c)(e)	16,466,304
	8,175,000	Standard Chartered Bank, 7.014% due 12/30/2049 (c)(e)	7,749,311
	7,150,000	Woori Bank, 6.208% due 5/02/2067 (c)(e)	6,143,874
			255,617,215
Diversified Financial Services - 6.3%	20,475,000	Bank of America Corp. Series K, 8% due 12/29/2049 (c)	21,268,406
	5,000,000	C10 Capital SPV Ltd., 6.722% due 12/31/2049 (c)(e)	4,372,800
	10,000,000	ING Groep NV, 5.775% due 12/29/2049 (c)	9,323,460
	12,875,000	JPMorgan Chase Capital XXI Series U, 4.062%
		due 2/02/2037 (c)	9,570,129
	18,400,000	JPMorgan Chase Capital XXV, 6.80% due 10/01/2037	17,389,472
	283,000	Stan IV Ltd., 7.137% due 7/20/2011 (c)	271,680
			62,195,947
Electric Utilities - 0.5%	552,000	Duke Energy Carolinas LLC, 5.25% due 1/15/2018	561,134
	3,900,000	PPL Capital Funding, 6.70% due 3/30/2067 (c)	3,589,950
	300,000	Southern California Edison Co. Series 08-A, 5.95%
		due 2/01/2038	299,914
			4,450,998
Gas Utilities - 0.5%	5,000,000	Southern Union Co., 7.20% due 11/01/2066 (c)	4,918,140
Insurance - 18.5%	12,000,000	AXA SA, 6.463% due 12/31/2049 (c)(e)	10,452,240
	8,675,000	The Allstate Corp., 6.50% due 5/15/2057 (c)	7,905,354
	8,725,000	The Allstate Corp. Series B, 6.125% due 5/15/2067 (c)	8,489,189
	11,150,000	American International Group, Inc., 6.25% due 3/15/2087	9,741,655
	15,300,000	Chubb Corp., 6.375% due 3/29/2067 (c)	15,078,609
	12,025,000	Everest Reinsurance Holdings, Inc., 6.60%
		due 5/01/2067 (c)	10,621,923
	11,600,000	Liberty Mutual Group, Inc., 7% due 3/15/2037 (c)(e)	10,253,820
	3,750,000	Lincoln National Corp., 7% due 5/17/2066 (c)	3,729,491
	4,225,000	Lincoln National Corp., 6.05% due 4/20/2067 (c)	3,945,597

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face
Industry	Amount	Corporate Bonds	Value
	$4,550,000	MetLife, Inc., 6.40% due 12/15/2066	$4,083,334
	8,025,000	Nationwide Life Global Funding I, 6.75% due 5/15/2067	6,776,535
	19,675,000	Progressive Corp., 6.70% due 6/15/2037 (c)	18,708,367
	7,105,000	QBE Capital Funding II LP, 6.797% due 6/29/2049 (c)(e)	6,690,146
	15,000,000	Reinsurance Group of America, 6.75% due 12/15/2065 (c)	13,767,105
	27,475,000	Swiss Re Capital I LP, 6.854% due 5/29/2049 (c)(e)	26,578,243
	9,000,000	The Travelers Cos., Inc., 6.25% due 3/15/2067 (c)	8,558,181
	4,400,000	White Mountains Re Group Ltd., 7.506%
		due 5/29/2049 (c)(e)	4,004,810
	2,050,000	ZFS Finance (USA) Trust IV, 5.875% due 5/09/2032 (c)(e)	1,909,657
	13,220,000	ZFS Finance (USA) Trust V, 6.50% due 5/09/2067 (c)(e)	12,070,124
			183,364,380
Metals & Mining - 0.4%	5,000,000	Aleris International, Inc., 10% due 12/15/2016	3,512,500
Multi-Utilities - 0.1%	1,575,000	Puget Sound Energy, Inc. Series A,
		6.974% due 6/01/2067 (c)	1,471,006
Oil, Gas & Consumable Fuels - 1.1%	4,500,000	Enterprise Products Operating LP, 8.375%
		due 8/01/2066 (c)	4,496,953
	7,325,000	TransCanada PipeLines Ltd., 6.35% due 5/15/2067 (c)	6,820,740
			11,317,693
Thrifts & Mortgage Finance - 0.2%	3,000,000	Washington Mutual Preferred Funding Delaware, 6.534%
		due 3/29/2049 (c)(e)	2,031,510
		Total Corporate Bonds (Cost - $597,337,411) - 54.9%	543,912,931
		Short-Term Securities
Government Agency Note - 1.9%	14,900,000	Federal Home Loan Bank, 1.35% due 2/01/2008	14,900,000
	3,300,000	Federal Home Loan Bank, 2.50% due 2/21/2008	3,295,417
			18,195,417
	Beneficial
	Interest
	$42,510,000	SSgA Money Market Fund, 3.62% due 12/31/2030	42,510,000
		Total Short-Term Securities
		(Cost - $60,705,417) - 4.3%	60,705,417
	Number of
	Contracts	Options Purchased
Call Options Purchased	50	S&P 500 Listed Option, expiring March 2008 at 1,385	214,500
	70	SPX Volatility Index, expiring February 2008 at 25	14,875
		Total Options Purchased
		(Premiums Paid - $156,920) - 0.0%	229,375
		Total Investments Before Options Written
		(Cost - $1,571,922,509*) - 146.6%	1,451,925,278
		Options Written
Call Options Written	95	S&P 500 Listed Option, expiring February 2008 at $1,350	(414,200)
	1,575	S&P 500 Listed Option, expiring February 2008 at $1,375	(4,378,500)
	740	S&P 500 Listed Option, expiring February 2008 at $1,400	(1,139,600)
	150	S&P 500 Listed Option, expiring March 2008 at $1,440	(276,000)
		Total Options Written
		(Premiums Received - $4,947,247) - (0.6%)	(6,208,300)

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
Value
Total Investments, Net of Options Written
(Cost - $1,566,975,262) - 146.0%	$1,445,716,978
Other Assets Less Liabilities - 0.7%	6,751,670
Preferred Shares, at Redemption Value - (46.7%)	(462,282,801)
Net Assets Applicable to Common Shares - 100.0%	$990,185,847

*	The cost and unrealized appreciation (depreciation) of investments as of January 3l, 2008, as
	computed for federal income tax purposes, were as follows:
	Aggregate cost	$1,571,935,175
	Gross unrealized appreciation	$15,093,960
	Gross unrealized depreciation	(135,091,156)
	Net unrealized depreciation	$(119,997,196)
(a)	Convertible security.
(b)	Depositary receipts.
(c)	Floating rate security.
(d)	Non-income producing security.
(e)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g)	All, or a portion or security, held as collateral in connection with open financial futures contracts. • Financial futures contracts purchased as of January 31, 2008 were as follows:

	Number of		Expiration		Face		Unrealized
	Contracts	Issue	Date		Value		Depreciation
	558	S &P Emini	March 2008		$39,839,642		$(1,351,592)
	1,470	2-Year
		U.S. Treasury Bonds	March 2008		$313,534,145		(102,582)
	Total Unrealized Depreciation - Net						$(1,454,174)

•	Financial futures contracts sold as of January 31, 2008 were as follows:
	Number of		Expiration		Face		Unrealized
	Contracts	Issue	Date		Value		Appreciation
	464	30-Year
		U.S. Treasury Bonds	March 2008		$55,363,932		$2,932

•	Swaps outstanding as of January 31, 2008 were as follows:
						Unrealized
				Notional		Appreciation
				Amount		(Depreciation)
	Receive a fixed rate of 3.2325% and pay a floating rate based on 3-
	month USD LIBOR
	Broker, Citibank NA
	Expires, January 2010			$173,000,000		$1,014,320

	Bought credit default protection on Capital One Financial Corp.
	and pay 4.175%
	Broker, Citibank NA
	Expires, March 2013			$3,000,000		(23,670)

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)
		Unrealized
	Notional	Appreciation
	Amount	(Depreciation)
Bought credit default protection on Capital One Financial Corp.
and pay 4.20%
Broker, Deutsche Bank AG
Expires, March 2013	$7,000,000	$(189,070)

Pay a fixed rate of 4.3975% and receive a floating rate
based on 3-month USD LIBOR
Broker, Citibank NA
January 2018	$39,300,000	(386,675)
Total		$414,905

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Equity Advantage Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Preferred and Equity Advantage Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Preferred and Equity Advantage Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred and Equity Advantage Trust

Date: March 24, 2008